Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

Inventory, which is comprised of finished product, is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	September 30, 2021	December 31, 2020
Inventory	$60,000	$-
Reserve for obsolescence	(60,000)	-
Total inventory	$-	$-

During the nine months ended September 30, 2021, the Company recorded a reserve for slow moving and potentially obsolete inventory of $60,000, which is included in cost of goods sold in the accompanying statement of operations.